Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense	$ 12,389	$ 8,695	$ 6,843
Net Income	$ 24,227	$ 27,638	18,786
Effective tax rate	51.10%	31.50%
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate, deferred tax asset, provisional income tax expense	$ 3,200
Historic tax credit	$ 0	$ 1,532	$ 0